Share capital (Details)		3 Months Ended
	Apr. 23, 2019 GBP (£) shares	Apr. 30, 2019 shares	Apr. 30, 2018 shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	104,877	104,877	0
Proceeds from exercise of restricted stock units | £	£ 1,049
Ordinary shares
Disclosure of classes of share capital [line items]
Number of ordinary shares (in shares)		160,494,758